Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

Dropdown Acquisitions

a.	During June 2012, the Company acquired from Teekay a fleet of 13 double-hull conventional oil and product tankers and related time-charter contracts, debt facilities and other assets and rights, for an aggregate purchase price of approximately $454.2 million (see Note 1).

Management Fee – Related and Other

b.	The Company charters two vessels to Teekay. In addition, Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that, with the exception of an MR pool, are managed by entities owned in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended
	December 31,
	2013	2012	2011
	$	$	$
Time-charter revenues(i)	13,506	14,604	3,873
Pool management fees and commissions(ii)	4,043	3,565	2,674
Commercial management fees(iii)	1,079	1,118	982
Vessel operating expenses - crew training	1,163	2,870	2,263
Vessel operating expenses - technical management fee(iv)	5,637	4,379	3,064
General and administrative(v)	10,783	5,492	3,420
Vessel operating expenses - technical management fee - Dropdown Predecessor(iv)&(note 1)	—	2,566	5,390
General and administrative - Dropdown Predecessor(note 1)	—	—	2,126
Interest expense - Dropdown Predecessor (note 1)	—	11,660	36,354

(i)	The Company has chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in 2014.
(ii)	The Company’s share of the Pool Managers’ fees which are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of loss.
(iii)	The Manager’s commercial management fees for vessels on time-charter out contracts, which are reflected in voyage expenses on the Company’s consolidated statements of loss.
(iv)	The cost of ship management services provided by the Manager of $5.6 million, $7.0 million and $8.5 million for the years ended December 31, 2013, 2012 and 2011, respectively, have been presented as vessel operating expenses (see Note 1). The amount reclassified from general and administrative to vessel operating expenses to conform to the presentation adopted in the current year was $4.4 million for the Company’s own fleet and $2.6 million attributable to the Dropdown Predecessor, respectively, for the year ended December 31, 2012. The amount reclassified from general and administrative to vessel operating expenses was $3.1 million for the Company’s own fleet and $5.4 million attributable to the Dropdown Predecessor, respectively, for the year ended December 31, 2011.
(v)	The Manager’s strategic and administrative service fees.

c.	The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $5.8 million and $4.9 million were payable to the Manager as at December 31, 2013 and December 31, 2012, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities on the consolidated balance sheets. The amounts owing from the Pool Managers, which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $20.3 million and $16.6 million as at December 31, 2013 and December 31, 2012, respectively, to the Pool Managers for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable pool, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

d.	The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in Note 12) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee. The strategic management fee reimbursements, included in the management fee described above, for the years ended December 31, 2013, 2012 and 2011 were $5.8 million, $2.9 million and $1.7 million, respectively.

The management agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2013, 2012 and 2011. Cash Available for Distribution represents net (loss) income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay Corporation, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay Corporation. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.

e.	Pursuant to certain pooling arrangements (see Note 3), the Pool Managers provide certain commercial services to the pool participants and administer the pools in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each pool participant’s vessels and a fixed amount per vessel per day which ranges from $275 to $350. Voyage revenues and voyage expenses of the Company’s vessels operating in these pool arrangements are pooled with the voyage revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenues from affiliates” on the consolidated statements of income. The pool receivable from affiliates as at December 31, 2013 and December 31, 2012 were $10.8 million and $9.1 million, respectively.